MALACHI MILLENNIUM INCOME TRUST




                                  ANNUAL REPORT

                               SEPTEMBER 30, 2001









                    TREASURERS' GOVERNMENT MONEY MARKET FUND



                                                 MALACHI MILLENNIUM INCOME TRUST
                                        TREASURERS' GOVERNMENT MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES - SEPTEMBER 30, 2001
-------------------------------------------------------------------------------------------------


ASSETS
      Investments in securities, at amortized cost and value (Note 2) .             $ 20,053,436
      Investment in repurchase agreements (Note 2)                                        13,023
      Receivable from Investment Manager (Note 3)                                         56,169
      Interest receivable                                                                319,517
      Other assets                                                                         8,715
                                                                                    ------------
                   Total Assets                                                       20,450,860
                                                                                    ------------

LIABILITIES
      Dividends payable                                                                    4,199
      Payable to affiliate (Note 3)                                                        5,000
      Other accrued expenses                                                               8,900
                                                                                    ------------
                   Total Liabilities                                                      18,099
                                                                                    ------------

NET ASSETS                                                                          $ 20,432,761
                                                                                    ============

NET ASSETS CONSIST OF:
      Paid-in capital                                                               $ 20,458,523
      Accumulated net realized losses from security transactions                         (25,762)
                                                                                    ------------

NET ASSETS                                                                          $ 20,432,761
                                                                                    ============

SHARES OF BENEFICIAL INTEREST OUTSTANDING (UNLIMITED
      NUMBER OF SHARES AUTHORIZED, NO PAR VALUE)                                      20,458,524
                                                                                    ============

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE (Note 2)             $       1.00
                                                                                    ============



See accompanying notes to financial statements.


                                                 MALACHI MILLENNIUM INCOME TRUST
                                        TREASURERS' GOVERNMENT MONEY MARKET FUND

STATEMENT OF OPERATIONS FOR THE YEAR ENDED SEPTEMBER 30, 2001
-------------------------------------------------------------------------------------------------

INVESTMENT INCOME
        Interest income                                                             $  1,277,428
                                                                                    ------------

EXPENSES
        Administration, fund accounting, shareholder services
          and transfer agent fees (Note 3)                                                60,000
        Investment management fees (Note 3)                                               50,282
        Professional fees                                                                 26,911
        S & P rating expense                                                              22,000
        Trustees' fees and expenses                                                       16,870
        Insurance expense                                                                  7,321
        Postage and supplies                                                               2,151
        Registration and filing fees                                                       2,132
        Custody fees                                                                       1,212
        Reports to shareholders                                                              483
        Other expenses                                                                     7,155
                                                                                    ------------
               Total Expenses                                                            196,517
        Fees waived and expenses reimbursed by the Investment
          Manager (Note 3)                                                              (124,050)
                                                                                    ------------
               Net Expenses                                                               72,467
                                                                                    ------------

NET INVESTMENT INCOME                                                                  1,204,961
                                                                                    ------------

NET REALIZED LOSSES FROM SECURITY TRANSACTIONS                                            (3,907)
                                                                                    ------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                $  1,201,054
                                                                                    ============



See accompanying notes to financial statements.


                                                 MALACHI MILLENNIUM INCOME TRUST
                                        TREASURERS' GOVERNMENT MONEY MARKET FUND

STATEMENTS OF CHANGES IN NET ASSETS
---------------------------------------------------------------------------------------------------------------------------

                                                                                 YEAR ENDED                  YEAR ENDED
                                                                             SEPTEMBER 30, 2001          SEPTEMBER 30, 2000
                                                                             ------------------          ------------------

FROM OPERATIONS
     Net investment income                                                    $   1,204,961                $   1,498,621
     Net realized losses from security transactions                                  (3,907)                      (2,476)
                                                                              -------------                -------------
          Net increase in net assets resulting from operations                    1,201,054                    1,496,145
                                                                              -------------                -------------

DISTRIBUTIONS TO SHAREHOLDERS
     From net investment income                                                  (1,204,961)                  (1,498,621)
                                                                              -------------                -------------

FROM CAPITAL SHARE TRANSACTIONS (a)
     Proceeds from shares sold                                                   14,511,812                  161,219,242
     Net asset value of shares issued in reinvestment
       of distributions to shareholders                                             877,754                      544,133
     Payments for shares redeemed                                               (12,205,358)                (210,049,213)
                                                                              -------------                -------------
          Net increase (decrease) in net assets from capital
            share transactions                                                    3,184,208                  (48,285,838)
                                                                              -------------                -------------

        Total increase (decrease) in net assets                                   3,180,301                  (48,288,314)

NET ASSETS
     Beginning of year                                                           17,252,460                   65,540,774
                                                                              -------------                -------------
     End of year                                                              $  20,432,761                $  17,252,460
                                                                              =============                =============



(a) Capital share transactions are identical to the dollar values shown.




See accompanying notes to financial statements.


                                                 MALACHI MILLENNIUM INCOME TRUST
                                        TREASURERS' GOVERNMENT MONEY MARKET FUND

FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------
Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Year


                                                      YEAR             YEAR              YEAR             YEAR             YEAR
                                                     ENDED             ENDED             ENDED            ENDED            ENDED
                                                 SEPTEMBER 30,      SEPTEMBER 30,    SEPTEMBER 30,     SEPTEMBER 30,   SEPTEMBER 30,
                                                     2001              2000              1999             1998             1997
                                                 -------------      -------------    -------------     -------------   -------------

PER SHARE DATA
--------------

Net asset value at beginning of year             $     1.000       $     1.000       $     1.000       $     1.000        $  1.000

Net investment income                                  0.050             0.057             0.049             0.053           0.051

Dividends from net investment income                  (0.050)           (0.057)           (0.049)           (0.053)         (0.051)
                                                 -----------       -----------       -----------       -----------        --------

Net asset value at end of year                   $     1.000       $     1.000       $     1.000       $     1.000        $  1.000
                                                 ===========       ===========       ===========       ===========        ========

TOTAL RETURN                                            5.08%             5.89%             5.03%             5.33%           5.06%
                                                 ===========       ===========       ===========       ===========        ========

RATIOS/SUPPLEMENTAL DATA
------------------------
Net assets at end of year (000's)                $    20,433       $    17,252       $    65,541       $    33,708        $    111

Ratios net of fees waived and expenses
reimbursed by Investment Manager (Note 3)
    Ratio of net expenses to average net assets         0.29%             0.25%             0.25%             0.22%           0.00%
    Ratio of net investment income to average
      net assets                                        4.79%             5.67%             4.92%             5.33%           5.06%

Ratios assuming no fees waived and expenses
reimbursed by Investment Manager (Note 3)
    Ratio of expenses to average net assets             0.78%             0.77%             0.69%             0.80%          30.19%
    Ratio of net investment income/(loss) to
      average net assets                                4.30%             5.15%             4.48%             4.74%        -25.13%




See accompanying notes to financial statements.


                                                 MALACHI MILLENNIUM INCOME TRUST
                                        TREASURERS' GOVERNMENT MONEY MARKET FUND


SCHEDULE OF PORTFOLIO INVESTMENTS - SEPTEMBER 30, 2001
---------------------------------------------------------------------------------------------------------------------

                                                                              PAR VALUE                     VALUE
                                                                             ------------                -----------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 98.1%

         Federal Home Loan Bank,
                 discount note, due 10/1/2001                                $   447,000                 $   447,000
                 5.485%, due 4/25/2005, callable 10/25/2001                    1,205,000                   1,206,130
                 5.30%, due 10/27/2003, callable 10/27/2001                    1,200,000                   1,200,933
                 6.47%, due 10/29/2008, callable 10/29/2001                    2,000,000                   2,000,000
                 6.42%, due 10/29/2008, callable 10/29/2001                    1,300,000                   1,300,000
                 6.04%, due 12/04/2006, callable 12/04/2001                    1,335,000                   1,341,324
                 5.06%, due 3/21/2005, callable 12/21/2001                       500,000                     502,109
                 5.40%, due 9/24/2008, callable 12/24/2001                     5,035,000                   5,050,524
                                                                                                         ------------
                    Total Federal Home Loan Bank                                                          13,048,020
                                                                                                         ------------

         Federal Home Loan Mortgage Corporation,
                 5.75%, due 7/5/2006, callable 10/5/2001                       2,500,000                   2,500,514
                 5.275%, due 4/19/2004, callable 10/19/2001                    4,500,000                   4,504,902
                                                                                                         ------------
                    Total Federal Home Loan Mortgage Corporation                                           7,005,416
                                                                                                         ------------

                 TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                                                $20,053,436
                                                                                                         ------------

REPURCHASE AGREEMENTS (a) - 0.1%
                                                                              FACE AMOUNT
                                                                             -------------
         Fifth Third Bank,
                 2.75%, dated 9/28/2001, due 10/1/2001,
                 repurchase proceeds of $13,026                              $    13,023                 $    13,023
                                                                                                         ------------

TOTAL INVESTMENTS AT VALUE (AMORTIZED COST $20,066,459) - 98.2%                                          $20,066,459

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.8%                                                                 366,302
                                                                                                         ------------

NET ASSETS - 100.0%                                                                                      $20,432,761
                                                                                                         ============

(a)  Repurchase agreements are fully collateralized by U.S. Government agency securities.





See accompanying notes to financial statements.

                                                 MALACHI MILLENNIUM INCOME TRUST
                                        TREASURERS' GOVERNMENT MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2001
--------------------------------------------------------------------------------

1.   ORGANIZATION

     The Malachi Millennium Income Trust, formerly the Millennium Income Trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. The Trust was established as a Massachusetts business trust under a Declaration of Trust dated August 19, 1994. The Trust consists of one series, the Treasurers' Government Money Market Fund (the "Fund"). The Fund's investment objective is to seek high current income consistent with stability of capital and liquidity by investing in a portfolio of U.S. Government securities. The Fund is expecting to maintain a constant net asset value.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of the Fund's significant accounting policies:

     SECURITY VALUATION - Securities are valued on an amortized cost basis, which approximates market value. This involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium.

     SHARE VALUATION - The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding.

     INVESTMENT INCOME - Interest income is accrued as earned and includes, where applicable, the pro-rata amortization of premium or accretion of discount.

     DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income are declared daily and paid on the last business day of each month. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

     SECURITY TRANSACTIONS - Investment transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

     REPURCHASE AGREEMENTS - Repurchase agreements are collateralized by U.S. Government securities and are valued at cost, which, together with accrued interest, approximates market. Collateral for repurchase agreements is held in safekeeping in the Fund's custodian customer-only account at the Federal Reserve Bank of Cleveland. At the time the Fund enters into a repurchase agreement, the seller agrees that the value of the underlying securities, including accrued interest, will be equal to or exceed the face amount of the repurchase agreement. In the event of a bankruptcy or other default of the seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying security and losses. These losses would equal the face amount of the repurchase agreement(s) and accrued interest, net of any proceeds received in liquidation of the underlying securities. To minimize the possibility of loss, the Fund enters into repurchase agreements only with institutions deemed to be creditworthy under guidelines established by the Board of Trustees.

                                                 MALACHI MILLENNIUM INCOME TRUST
                                        TREASURERS' GOVERNMENT MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2001 (CONTINUED)
--------------------------------------------------------------------------------

     ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amount of income and expenses during the reporting period. Actual results could differ from these estimates.

     FEDERAL INCOME TAX - It is the Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

     In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

     As of September 30, 2001, the Fund had capital loss carryforwards for federal income tax purposes of $21,855, of which $19,379 expire on September 30, 2008 and $2,476 expire of September 30, 2009. In addition, the Fund had net realized capital losses of $3,907 during the period November 1, 2000 through September 30, 2001, which are treated for federal income tax purposes as arising during the Fund's tax year ending September 30, 2002. These capital loss carryforwards and "post-October" losses may be utilized in future years to offset net realized capital gains prior to distributing such gains to shareholders.

     ADOPTION OF NEW ACCOUNTING PRINCIPLE - In order to comply with new accounting standards mandated by the latest AICPA Audit and Accounting Guide for Audits of Investment Companies, premiums and discounts on debt securities will be amortized using the interest method for the next fiscal year beginning October 1, 2001. The effect of initially applying changes required by the Guide will have no effect on the net assets of the Fund.

3.   TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     The President of the Trust is the chairman and controlling shareholder of Trias Capital Management, Inc. ("Trias"), the Trust's investment manager. Certain other officers of the Trust are also officers of Ultimus Fund Solutions, LLC ("Ultimus"), the Trust's administrator.

     INVESTMENT MANAGEMENT AGREEMENT
     The Fund's investments are managed by Trias pursuant to the terms of a management agreement. Under the terms of the management agreement, the Fund pays Trias a fee, which is computed and accrued daily and paid monthly at the annual rate of .20% of its average daily net assets. In order to voluntarily reduce operating expenses during the year ended September 30, 2001, Trias agreed to reimburse the Fund the

                                                 MALACHI MILLENNIUM INCOME TRUST
                                        TREASURERS' GOVERNMENT MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2001 (CONTINUED)
--------------------------------------------------------------------------------

     amount by which its total operating expenses exceeded .25% of average daily net assets through May 31, 2001 and by which they exceeded .35%, thereafter. For the year ended September 30, 2001, the total of such reimbursements was $124,050.

     MUTUAL FUND SERVICES AGREEMENT
     Under the terms of a Mutual Fund Services Agreement, Ultimus provides administrative, fund accounting and pricing, and transfer agent and shareholder services to the Fund. For these services, Ultimus receives a base fee of $5,000 per month, plus an asset-based fee equal to the annual rate of 0.10% of the Fund's average net assets in excess of $50 million but less than $250 million; 0.075% of such assets in excess of $250 million but less than $500 million; and 0.05% of such assets in excess of $500 million. During the year ended September 30, 2001, Ultimus was paid $60,000 of fees under the Agreement.

                    Report of Independent Public Accountants
                    ----------------------------------------



To the Shareholders and Board of Trustees of the Malachi Millennium Income Trust:



We have audited the accompanying statement of assets and liabilities of the Treasurers' Government Money Market Fund of the Malachi Millennium Income Trust, including the schedule of portfolio investments, as of September 30, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Treasurers' Government Money Market Fund of the Malachi Millennium Income Trust as of September 30, 2001, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                                  /s/ Arthur Andersen LLP

Cincinnati, Ohio
   October 12, 2001